Borrowings	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Borrowings

9. Borrowings

The following table displays our borrowings and a ranking of priority:

	Priority Rank	December 31, 2024	December 31, 2023
Borrowing Source
Purchase and sale agreements and other secured borrowings	1	$20,359	$21,196
Secured line of credit from affiliates	2	743	326
Unsecured line of credit (senior)	3	750	1,160
Other unsecured debt (senior subordinated)	4	1,812	1,094
Unsecured Notes through our public offering, gross	5	19,968	20,854
Other unsecured debt (subordinated)	5	11,707	8,006
Other unsecured debt (junior subordinated)	6	1,126	907
Less deferred financing fees		(150)	(238)

Total		$56,315	$53,305

Year Maturing	Total Amount Maturing	Public Offering	Other Unsecured	Secured Borrowings
2025	$33,642	$6,736	$6,154	$20,752
2026	3,809	1,618	2,191	–
2027	6,561	5,790	771	–
2028	9,253	5,824	3,079	350
2029	3,200	–	3,200	–
2030 and thereafter	–	–	–	–
Total	$56,465	$19,968	$15,395	$21,102

Loan Purchase and Sale Agreements

We have two loan purchase and sale agreements where we are the seller of portions of loans we create. The two purchasers are Builder Finance, Inc. (“Builder Finance”) and S.K. Funding, LLC (“S.K. Funding”). Generally, the purchasers buy between 50% and 85% of each loan sold. They receive interest rates ranging from our cost of funds to the interest rate charged to the borrower. The purchasers generally do not receive any of the loan fees we charge. We have the right to call some of the loans sold, with some restrictions. Once sold, the purchaser must fund their portion of the loans purchased. We service the loans. Also, there are limited put options in some cases, whereby the purchaser can cause us to repurchase a loan. The loan purchase and sale agreements are recorded as secured borrowings.

In March 2018, we entered into the Seventh Amendment (the “Seventh Amendment”) to our Loan Purchase and Sale Agreement with S.K. Funding. The purpose of the Seventh Amendment was to allow S.K. Funding to purchase a portion of the Pennsylvania Loans.

The Seventh Amendment had a term of 24 months and automatically renews for additional six-month terms unless either party gives written notice of its intent not to renew at least six months prior to the end of a term. S.K. Funding will have a priority position as compared to the Company in the case of a default by any of the borrowers.

In April 2021, we entered into the Eleventh Amendment (the “Eleventh Amendment”) to our Loan Purchase and Sale Agreement with S.K. Funding. The purpose of the Eleventh Amendment was to allow a principal increase to $2,000 from the original $1,000 in the Tenth Amendment dated January 2019. In addition, if the collateral value drops then an unsecured portion or $400 may be used until the collateral is increased back to $2,000.

The Eleventh Amendment has a term of 12 months and automatically renews for additional six-month terms unless either party gives written notice of its intent not to renew at least five months prior to the end of a term. S.K. Funding will have a priority position as compared to the Company in the case of a default by any of the borrowers.

In July 2022, we entered into the Twelfth Amendment (the “Twelfth Amendment”) to our Loan Purchase and Sale Agreement with S.K. Funding. The purpose of the Twelfth Amendment was to allow S.K. Funding to purchase a portion of loans sold to one borrower in Pennsylvania.

The timing of the Company’s principal and interest payments to S.K. Funding under the Twelfth Amendment, and S.K. Funding’s obligation to fund the loans in Pennsylvania vary depending on the total principal amount of the Pennsylvania Loans outstanding at any time, as follows:

●	If the total principal amount exceeds $3,000. In addition, up to $400 may be unsecured on the Twelfth Amendment loans at any time.
●	The interest rate accruing to S.K. Funding for both the Secured and Unsecured portion of the Twelfth Amendment is 10.0% and 9.5%, accordingly and calculated on a 365/366-day basis.

In October of 2023, we entered the Thirteenth Amendment (the “Thirteenth Amendment”) to our Loan Purchase and Sale Agreement with S.K. Funding. The purpose of the Thirteenth Amendment was to sell participating interests in a few of our loans with our largest customer. These sales are different than all of our other loan participations in that the buyer is not in a preferred risk position, and as such, the portions of the loans sold are treated as an actual loan sale. The balance of the portion sold is removed from our balance sheet. The interest on the portion sold is not reflected on our statement of operations, and there is no interest cost or loan loss related to the sold portion on our statement of operations. The fee we earn on these loans for origination and servicing is recognized over the expected life of the loan in the same way as all of our other loans.

Pursuant to the Thirteenth Amendment, the aggregate amount of the S.K. Funding’s commitment, either funded or unfunded, under certain loans purchased by S.K. Funding covered by the Thirteenth Amendment (the “Loans”) was increased to $1,650. As of the effective date of the Thirteenth Amendment, S.K. Funding has funded $1,400 and agreed to fund an additional $250 upon notice from us that such additional amount is desired to fund the Loans. In addition, the amount of the portion of any Loan purchased by S.K. Funding was adjusted to the lesser of (i) 45% of our approved appraised value or a third-party sales price if the collateral property is under agreement for sale, as applicable, and (ii) 50% of the maximum principal of the loan after deducting the loan fee. The interest rate for the Loans is the lessor of the (i) the interest rate on such Loan or (ii) 14%, calculated on a 365/366 day basis. For such amounts of the Loan amount that are unsecured, the interest rate for such amounts is 9.5%, calculated on a 365/366 day basis. The loan receivables gross principal balance of the sold portion of the Loans as of December 31, 2024 was $1,400.

The term of the Thirteenth Amendment and S.K. Funding’s participation in the Loans, shall be through the repayment of the last Loan participated in by S.K. Funding pursuant to the terms of the Thirteenth Amendment.

Lines of Credit

Lines of Credit with Mr. Wallach and His Affiliates

During June 2018, we entered the First Amendment to the line of credit with our Chief Executive Officer and his wife (the “Wallach LOC”) which modified the interest rate on the Wallach LOC to generally equal the prime rate plus 3%. The interest rate for the Wallach LOC was 10.5% and 11.50% as of December 31, 2024 and 2023, respectfully. As of December 31, 2024, and 2023, the outstanding amount pursuant to the Wallach LOC was $743 and $160, respectively. For the years ended December 31, 2024 and 2023, interest expense was $35 and $18, respectively. The maximum amount outstanding on the Wallach LOC is $1,250 and the loan is a demand loan.

During June 2018, we also entered the First Amendment to the line of credit with the 2007 Daniel M. Wallach Legacy Trust, which is our CEO’s trust (the “Wallach Trust LOC”) which modified the interest rate on the Wallach Trust LOC to generally equal the prime rate plus 3%. The interest rate for this borrowing was 10.50% and 11.50% as of December 31, 2024 and 2023. As of December 31, 2024, and 2023, the outstanding amount pursuant to the Wallach Trust LOC was $0 and $166, respectively. For the years ended December 31, 2024 and 2023, interest expense was $16 and $20, respectively. The maximum amount outstanding on the Wallach Trust LOC is $250 and the loan is a demand loan.

Line of Credit with William Myrick

During June 2018, we entered into a line of credit agreement (the “Myrick LOC Agreement”) with our Partner (“Partner”), William Myrick. Pursuant to the Myrick LOC Agreement, Mr. Myrick provides us with a line of credit (the “Myrick LOC”) with the following terms:

●	Principal not to exceed $1,000;
●	Secured by a lien against all our assets;
●	Cost of funds to us of prime plus 3%; and
●	Due upon demand.

As of December 31, 2024 and 2023, the amounts outstanding pursuant to the Myrick LOC were $0 for both the years ended December 31, 2024 and 2023, interest expense was $0.

Line of Credit with Shuman

During July 2017, we entered into a line of credit agreement (the “Shuman LOC Agreement”) with Steven K. Shuman, which is now held by Cindy K. Shuman. Pursuant to the Shuman LOC Agreement, Shuman provides us with a revolving line of credit (the “Shuman LOC”) with the following terms:

●	Principal not to exceed $1,325;
●	Secured with assignments of certain notes and mortgages;
●	Cost of funds to us of 10%; and
●	Due in July 2025; however, will automatically renew for additional 12-month periods, unless either party gives notice to not renew.

As of December 31, 2024 and 2023, the outstanding amount pursuant to the Shuman LOC was $125. Interest expense was $13 for both years ended December 31, 2024 and 2023, respectively.

Line of Credit with Judith Swanson

During December 2021, the Swanson Line of Credit (“Swanson LOC”) was assigned to Judith Swanson (“Judith Swanson LOC”), as trustee of a trust. Pursuant to the Swanson Modification Agreement, the Judith Swanson LOC provides us with a revolving line of credit with the following terms:

●	Principal not to exceed $7,000;
●	Secured with assignments of certain notes and mortgages;
●	Cost of funds to us of 8.25%; and
●	Due in July 2025; however, will automatically renew for additional 12-month periods, unless either party gives notice to not renew.

The Judith Swanson LOC was fully borrowed on the secured and unsecured portion of the line of credit as of December 31, 2024 and 2023. In addition, the secured balance on the Judith Swanson LOC was $6,000 and $5,164, as of December 31, 2024 and 2023, respectively. Interest expense was $640 and $556 for the years December 31, 2024 and 2023, respectively.

New Lines of Credit

During 2020 and 2019, we entered into one and four line of credit agreements, respectively (the “New LOC Agreements”). Pursuant to the New LOC Agreements, the lenders provide us with revolving lines of credit with the following terms:

●	Principal not to exceed $6,063;
●	Secured with assignments of certain notes and mortgages;
●	Cost of funds to us between 9.00% and 10.00%; and
●	Terms generally allow the lenders to give one month’s notice after which the principal balance of a New LOC Agreement will be reduced to a zero over the next six months.

The total balance of the New LOC Agreements was $2,965 and $3,066 as of December 31, 2024 and 2023, respectively. Interest expense was $296 and $230 for the year ended December 31, 2024 and 2023, respectively.

Hanna Holdings, Inc. Loan

This loan was debt acquired in the 339 acquisition which 339 used the loan to originally purchase the property.

●	Principal not to exceed $1,250
●	Secured with a second position mortgage
●	7% interest rate
●	Due in December 2027, but payable with a payoff associated with each lot sale. Interest accrues and is paid upon each payoff of principal.

As of December 31, 2024, the Loan with Hanna Holdings, Inc. was $350 compared to $1,250 as of the 339 Acquisition date.

Mortgage Payable

During January 2018, we entered a commercial mortgage on our office building with the following terms:

●	Principal not to exceed $660;
●	Interest rate was 5.07% per annum until it increased 1.53% to 6.60% in January 2023 and is based on a year of 360 days; and
●	Due in January 2033.

During November 2024, we paid off the mortgage on our office building. The principal amount at payoff was $559. In addition, interest expense during the years ended December 31, 2024 and 2023 was $37 and $39, respectively.

Secured Borrowings Secured by Loan Assets

Borrowings secured by loan assets are summarized below:

	December 31, 2024		December 31, 2023
	Book Value of Loans which Served as Collateral	Due from Shepherd’s Finance to Loan Purchaser or Lender	Book Value of Loans which Served as Collateral	Due from Shepherd’s Finance to Loan Purchaser or Lender
Loan Purchaser
Builder Finance	$7,485	$4,418	$7,615	$5,770
S.K. Funding	8,229	6,500	7,358	6,500

Lender
Shuman	236	125	358	125
Jeff Eppinger	4,028	1,500	3,496	1,500
R. Scott Summers	1,361	903	2,177	1,003
John C. Solomon	649	563	598	563
Judith Swanson	10,626	6,000	10,038	5,164

Total	$32,614	$20,009	$31,640	$20,625

Unsecured Borrowings

Unsecured Notes through the Public Offering (“Notes Program”)

The effective interest rate on borrowings through our Notes Program as of December 31, 2024 and December 31, 2023 was 9.09% and 9.01%, respectively, not including the amortization of deferred financing costs.

We generally offer four durations at any given time, ranging from 12 to 48 months from the date of issuance. Our fourth public offering, which was declared effective on September 16, 2022, includes a mandatory early redemption option on all Notes, provided that the proceeds are reinvested. In our historical offerings, there were limited rights of early redemption. Our 36-month Note sold in our third public note offering had a mandatory early redemption option, subject to certain conditions.

The following table is a roll forward of our Notes Program:

	December 31, 2024	December 31, 2023

Gross notes outstanding, beginning of period	$20,854	$21,576
Notes issued	5,257	1,353
Note repayments / redemptions	(6,143)	(2,075)

Gross notes outstanding, end of period	19,968	20,854

Less deferred financing costs, net	(150)	(235)

Notes outstanding, net	$19,818	$20,619

The following is a roll forward of deferred financing costs:

	December 31, 2024	December 31, 2023

Deferred financing costs, beginning balance	$939	$835
Additions	121	103
Deferred financing costs, ending balance	$1,060	$939
Less accumulated amortization	(910)	(703)
Deferred financing costs, net	$150	$235

The following is a roll forward of the accumulated amortization of deferred financing costs:

	December 31, 2024	December 31, 2023

Accumulated amortization, beginning balance	$703	$468
Additions	207	235
Accumulated amortization, ending balance	$910	$703

Other Unsecured Debts

Our other unsecured debts are detailed below:

Loan	Maturity Date	Interest Rate(1)	December 31, 2024	December 31, 2023
Unsecured Note with Seven Kings Holdings, Inc. Senior Subordinated	Demand(2)	9.5%	$–	$410
Unsecured Line of Credit from Judith Swanson	October 2024	10.0%	1,000	1,836
Unsecured Line of Credit from Judith Swanson	April 2025	10.0%	500	-
Unsecured Line of Credit from Builder Finance, Inc. Senior Subordinated	January 2025	10.0%	750	750
Subordinated Promissory Note	April 2024	10.0%	–	100
Subordinated Promissory Note	February 2025	9.0%	600	600
Subordinated Promissory Note	March 2026	9.75%	500	500
Subordinated Promissory Note	December 2027	10.0%	20	20
Subordinated Promissory Note	February 2024	11.0%	–	20
Subordinated Promissory Note	January 2025	10.0%	15	15
Subordinated Promissory Note	February 2027	8.5%	200	-
Subordinated Promissory Note	March 2027	10.0%	26	26
Subordinated Promissory Note	November 2026	9.5%	200	200
Subordinated Promissory Note	October 2024	10.0%	–	700
Subordinated Promissory Note	December 2024	10.0%	–	100
Subordinated Promissory Note	April 2025	10.0%	202	202
Subordinated Promissory Note	July 2025	8.0%	100	100
Subordinated Promissory Note	September 2027	10%	108	108
Subordinated Promissory Note	October 2025	8.0%	100	100
Subordinated Promissory Note	December 2025	8.0%	180	180
Senior Subordinated Promissory Note	March 2026(3)	8.0%	–	374
Subordinated Promissory Note	August 2026	8.0%	291	291
Senior Subordinated Promissory Note	July 2026(4)	1.0%	740	740
Junior Subordinated Promissory Note	July 2026(4)	20.0%	460	460
Senior Subordinated Promissory Note	October 2024(4)	1.0%	–	720
Senior Subordinated Promissory Note	October 2028(4)	1.0%	1,072	–
Junior Subordinated Promissory Note	October 2024(4)	20.0%	–	447
Junior Subordinated Promissory Note	October 2028(4)	20.0%	666	–
Subordinated Promissory Note	March 2029	10.0%	1,200	1,200
Subordinated Promissory Note	April 2024	10.0%	–	750
Subordinated Promissory Note	May 2027	10.0%	97	98
Subordinated Promissory Note	November 2027	10.0%	120	120
Subordinated Promissory Note	June 2025	10.0%	1,000	–
Subordinated Promissory Note	April 2028	10.0%	149	–
Subordinated Promissory Note	April 2029	11.0%	2,000	–
Subordinated Promissory Note	January 2025	11.0%	1,007	–
Subordinated Promissory Note	October 2027	8.50%	200	–
Subordinated Promissory Note	October 2028	10.0%	1,043	–
Subordinated Promissory Note	December 2028	10.0%	149	–
Subordinated Promissory Note	Varies (5)	Prime+1.5%	700	–
			$15,395	$11,167

(1)	Interest rate per annum, based upon actual days outstanding and a 365/366-day year.

(2)	Due six months after lender gives notice.

(3)	The Lender may require us to repay $20 of principal and all unpaid interest with 10 days’ notice.

(4)	These notes were issued to the same holder and, when calculated together, yield a blended rate of 10% per annum.

(5)	Lender may elect to terminate, effective semi-annually as of August 16 and/or February 16 of any given year.